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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 28-11692
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman          Northbrook, IL        5/14/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   23
                                        --------------------

Form 13F Information Table Value Total:              176,721
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5             COLUMN 6   COLUMN 7         COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
       --------------         --------------    -----    --------   -------   --- ---- ----------  --------   ----     ------  ----
APAC Customer Services Inc.       Common      00185E106       241    277,416  sh          SOLE                277,416    0      0
AeroGrow International            Common      00768M103     1,079    360,860  sh          SOLE                360,860    0      0
Ambassadors Group Inc.            Common      023177108    10,866    575,200  sh          SOLE                575,200    0      0
Ambassadors Group Inc.            Common      023177108        38      2,000  sh         OTHER                  2,000    0      0
Balchem Corp.                     Common      057665200    21,020    917,105  sh          SOLE                917,105    0      0
Berkshire Hathaway Inc. Del       Class B     084670207        89         20  sh         OTHER                     20    0      0
Cogent Inc.                       Common      19239Y108     5,350    567,312  sh          SOLE                567,312    0      0
Dynamex Inc.                      Common      26784F103    11,234    444,045  sh          SOLE                444,045    0      0
Liquidity Services Inc.           Common      53635B107     7,999    999,846  sh          SOLE                999,846    0      0
NVE Corp                          Common      629445206    11,452    463,658  sh          SOLE                463,658    0      0
Pure Cycle                        Common      746228303     6,918  1,262,083  sh          SOLE              1,262,083    0      0
Repligen Corp.                    Common      759916109     3,844    797,586  sh          SOLE                797,586    0      0
Scientific Learning Corp.         Common      808760102    22,391  4,764,016  sh          SOLE              4,764,016    0      0
Surmodics Inc.                    Common      868873100    12,449    297,265  sh          SOLE                297,265    0      0
Surmodics Inc.                    Common      868873100        84      2,000  sh         OTHER                  2,000    0      0
Tennant                           Common      880345103     9,605    241,269  sh          SOLE                241,269    0      0
Tennant                           Common      880345103        80      2,000  sh         OTHER                  2,000    0      0
Universal Technical Institute     Common      913915104    22,714  1,936,361  sh          SOLE              1,936,361    0      0
Universal Technical Institute     Common      913915104       183     15,600  sh         OTHER                 15,600    0      0
Websense Inc.                     Common      947684106    16,384    873,787  sh          SOLE                873,787    0      0
Websense Inc.                     Common      947684106       150      8,000  sh         OTHER                  8,000    0      0
X-Rite Inc.                       Common      983857103    12,435  2,082,859  sh          SOLE              2,082,859    0      0
X-Rite Inc.                       Common      983857103       116     19,500  sh         OTHER                 19,500    0      0
                                                          176,721